Convertible Notes (Details) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2023 USD ($) shares	Sep. 28, 2023 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible debt	$ 10,000
Converted shares (in shares) | shares		5,579,266
Stock converted, reverse recapitalization (in shares) | shares	2,278,598
Interest expense				$ 211	$ 636		$ 307	$ 1,690	$ 2,306	$ 1,315
Legacy NKGen Common Stock
Debt Instrument [Line Items]
Converted shares (in shares) | shares	5,579,266
2019 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible debt			$ 10,800
2019 Related Party Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible debt			$ 300
2023 Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible debt						$ 6,100
Borrowing term							3 years
2023 Related Party Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible debt						$ 100
Borrowing term							3 years
Convertible Debt | 2019 Convertible Notes
Debt Instrument [Line Items]
Interest rate			1.68%
Convertible Debt | 2019 Related Party Convertible Notes
Debt Instrument [Line Items]
Interest rate			1.68%
Convertible Debt | 2023 Convertible Notes
Debt Instrument [Line Items]
Interest rate				4.55%		4.55%	4.55%
Convertible Debt | 2023 Related Party Convertible Notes
Debt Instrument [Line Items]
Interest rate				4.55%		4.55%	4.55%
Convertible Debt | Senior Convertible Notes
Debt Instrument [Line Items]
Proceeds from convertible debt		$ 10,000
Borrowing term		4 years
Paid in kind interest rate		8.0
Conversion price (in dollars per share) | $ / shares		$ 10.00
Exercise term	2 years 6 months
Minimum holding period post exercise		6 months
Interest expense				$ 100
Accrued interest				$ 100		$ 100	$ 100